UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:    Chief Financial Officer
Phone:    (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York         August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $105,273
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----       --------   -------  --- ----   ----------  --------  ----    ------  ----
ALPHA NATURAL RESOURCES INC    COM             02076X102   2,816       27,000  SH         SOLE        NONE       27,000
ALPHA NATURAL RESOURCES INC    COM             02076X102   4,380       42,000  SH  CALL   SOLE        NONE       42,000
AMERICAN SUPERCONDUCTOR CORP   COM             030111108   2,043       57,000  SH  PUT    SOLE        NONE       57,000
ATP OIL & GAS CORP             COM             00208J108   1,741       44,100  SH         SOLE        NONE       44,100
ATP OIL & GAS CORP             COM             00208J108   4,144      105,000  SH  CALL   SOLE        NONE      105,000
BPZ RESOURCES INC              COM             055639108   1,764       60,000  SH  PUT    SOLE        NONE       60,000
COMCAST CORP NEW               CL A            20030N101   5,738      302,500  SH         SOLE        NONE      302,500
E M C CORP MASS                COM             268648102   8,160      555,500  SH         SOLE        NONE      555,500
ECHOSTAR CORP                  CL A            278768106   7,494      240,028  SH         SOLE        NONE      240,028
FEDERAL NATL MTG ASSN          COM             313586109     683       35,000  SH  PUT    SOLE        NONE       35,000
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B      400506101   6,197      211,000  SH         SOLE        NONE      211,000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206   6,179      261,600  SH         SOLE        NONE      261,600
GULFPORT ENERGY CORP           COM NEW         402635304   1,795      109,000  SH         SOLE        NONE      109,000
HARVEST NATURAL RESOURCES IN   COM             41754V103   6,439      582,178  SH         SOLE        NONE      582,178
INTEROIL CORP                  COM             460951106     735       25,000  SH  PUT    SOLE        NONE       25,000
LINN ENERGY LLC                UNIT LTD LIAB   536020100   3,083      124,075  SH         SOLE        NONE      124,075
LODGENET INTERACTIVE CORP      COM             540211109     476       97,000  SH         SOLE        NONE       97,000
MASIMO CORP                    COM             574795100   1,131       32,000  SH  PUT    SOLE        NONE       32,000
MICROSOFT CORP                 COM             594918104   8,377      304,500  SH         SOLE        NONE      304,500
PARKERVISION INC               COM             701354102     333       33,500  SH  PUT    SOLE        NONE       33,500
TERRA INDS INC                 COM             880915103   3,686       74,700  SH         SOLE        NONE       74,700
TFS FINL CORP                  COM             87240R107   8,693      750,004  SH         SOLE        NONE      750,004
TRIPLE-S MGMT CORP             CL B            896749108   3,826      234,007  SH         SOLE        NONE      234,007
VIRGIN MEDIA INC               COM             92769L101     957       70,300  SH         SOLE        NONE       70,300
WAL MART STORES INC            COM             931142103   4,816       85,700  SH         SOLE        NONE       85,700
WELLPOINT INC                  COM             94973V107   9,587      201,149  SH         SOLE        NONE      201,149




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